FT Vest U.S. Equity Buffer & Premium Income ETF - March Annual Fund Operating Expenses - FT Vest U.S. Equity Buffer & Premium Income ETF - March - FT Vest U.S. Equity Buffer & Premium Income ETF - March
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%